UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09425

Advantage Advisers Whistler Fund, L.L.C.

(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein
Schulte, Roth and Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments (Unaudited)

Investment Fund	% of Members’ Capital	Cost (a)	12/31/2009 Fair Value (b)

AAA Asset Management LP	4.26%	$6,500,000	$6,514,003
Aristeia Partners, L.P.	5.84	5,982,515	8,935,391
Artis Partners 2X (Institutional), L.P.	6.79	4,798,701	10,378,647
Blue Harbour Strategic Value Partners, L.P.	0.61	1,090,694	926,380
Brownstone Partners Catalyst Fund, LLC	3.29	5,000,000	5,028,211
Camulos Partners LP	1.05	3,219,944	1,609,088
Camulos Partners LP - Side Pocket	0.80	3,759,751	1,229,922
Castlerigg Partners, L.P. - Special Situation	0.53	1,090,694	810,000
Chestnut Fund Ltd. Class - A	0.09	123,860	142,610
Cipher Composite Fund Limited Partnership	4.12	4,009,484	6,294,211
Citadel Wellington LLC	5.43	5,000,668	8,310,924
DKR SoundShore Oasis Fund L.P.	1.54	2,282,591	2,361,995
Ecofin General Partner Side Pocket	0.46	681,105	699,431
Eos Partners, L.P.	0.79	900,300	1,214,958
Harbinger Capital Partners Fund I, L.P.	0.34	160,089	514,710
Harbinger Class L Holdings (U.S.), LLC	0.29	45,420	446,838
Harbinger Class PE Holdings (U.S.) Trust	0.77	659,111	1,173,395
Kingdon Associates	0.66	1,000,000	990,148
Lincoln Vale European Partners (U.S.) Fund L.P.	1.60	2,834,097	2,449,035
Mason Capital L.P.	4.03	6,000,000	6,170,668
Millgate Partners II, L.P.	4.12	6,500,000	6,307,634
Nephila Catastrophe Fund L.P.	4.57	6,500,000	6,988,983
Owl Creek II, L.P.	5.83	5,237,625	8,915,417
Owl Creek II, L.P. - Side Pocket	0.49	735,989	754,601
Pentwater Event Fund LLC - Classes A and E	1.09	1,399,421	1,668,409
Pentwater Event Fund LLC - Classes A1 and E1	0.85	1,129,366	1,298,105
Quantitative Global 1X Fund LLC	4.33	6,500,000	6,630,367
QVT Associates II LP	6.09	9,059,631	9,310,685
QVT Associates II Holdings Ltd.	0.26	351,703	392,635
Scopia PX LLC	3.30	5,000,000	5,041,907
TCS Capital II, L.P.	0.89	1,291,581	1,359,834
Viathon Capital Onshore Fund, L.P.	0.20	995,499	322,818
Zais Opportunity Domestic Feeder Fund, L.P.	2.67	7,517,370	4,085,887

Total	77.98%	$107,357,209	$119,277,847

Other Assets, less Liabilities*	22.02%		33,678,044

Members’ Capital - Net Assets	100.00%		$152,955,891

(a)

At March 31, 2009, the cost of investments for Federal income tax purposes was estimated at $160,573,464. For Federal income tax purposes, at March 31, 2009, accumulated net unrealized depreciation on investments was $47,077,220 consisting of $3,405,441 gross unrealized appreciation and $50,482,661 gross unrealized depreciation.

(b)

The Company’s investments in investment funds are carried at fair value as determined by the Company’s pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and incentive fees or allocations payable to the investment funds’ managers as required by the investment funds’ agreements. The underlying investments for each investment fund are accounted for at fair value as described in each investment fund’s financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment’s cost when identified by the investment funds as a return of capital.

*	Includes $5,879,391 invested in a PNC Bank Money Market Account, which is 3.84% of net assets.

Advantage Advisers Whistler Fund, L.L.C.

Schedule of Investments (Unaudited) (concluded)

During the period ended December 31, 2009, the Company followed authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — observable inputs other than those in level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Company’s investments at fair value:

Valuation Inputs	Investments in Investment funds

Level 1 — Quoted prices	$-

Level 2 — Other significant observable inputs	-

Level 3 — Other significant unobservable inputs	119,277,847

Total	$119,277,847

Authoritative Guidance also requires a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Investment funds

Investments at fair value as of 3/31/09	$113,496,241

Net realized loss on investments	(4,629,935)

Net change in unrealized gain/(loss) on investments	29,316,980

Net Sales	(18,905,439)

Investments at fair value as of 12/31/09	$119,277,847

Net change in unrealized gain/(loss) on investments still held as of 12/31/09 *	$27,394,022

* Net realized gain and net change in unrealized gain/(loss) are included in the related amounts on investments in the statement of operations.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Whistler Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	February 22, 2010

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Principal Financial Officer
(principal financial officer)

Date	February 22, 2010

* Print the name and title of each signing officer under his or her signature.